Leases - Schedule of Operating and Finance Lease (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Operating leases
Operating leases	$ 251	$ 278
Finance leases	61	61
Total right-of-use assets	312	339
Lease liabilities [Abstract]
Current	70	68
Operating leases	54	58
Finance leases	16	10
Non-current	210	243
Operating leases	160	188
Finance leases	50	55
Total lease liabilities	$ 280	$ 311
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, plant and equipment, net	Property, plant and equipment, net
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, plant and equipment, net	Property, plant and equipment, net
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other payables and accrued liabilities	Other payables and accrued liabilities
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Short-term debt	Short-term debt
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other long-term liabilities	Other long-term liabilities
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term debt	Long-term debt